UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31,
Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.2%
894,222	Cresud S.A.C.I.F. y S.A. (ADR)	$9,675,482

Australia: 1.0%
7,997,997	Elders Ltd. * † #	2,217,772
3,535,801	GrainCorp. Ltd. #	24,382,488
4,668,186	Nufarm Ltd. * #	19,050,904

		45,651,164

Brazil: 5.4%
12,771,846	Brasil Foods S.A. (ADR) †	223,890,460
3,108,556	Cosan Ltd. (Class A) (USD)	29,438,025

		253,328,485

Canada: 9.0%
2,496,827	Maple Leaf Foods, Inc.	27,267,301
7,600,754	Potash Corp. of Saskatchewan, Inc. (USD)	328,504,588
6,626,725	Viterra, Inc.	65,564,546

		421,336,435

China / Hong Kong: 2.3%
58,754,000	Chaoda Modern Agriculture Holdings Ltd. †	7,591,227
72,000,100	China Agri-Industries Holdings Ltd. † #	45,244,457
31,580,000	China BlueChemical Ltd. #	24,138,130
125,188,000	Sinofert Holdings Ltd. † #	31,854,109

		108,827,923

Indonesia: 1.9%
28,074,876	Astra Agro Lestari Tbk PT #	60,841,950
121,642,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	28,048,283

		88,890,233

Ireland: 0.7%
5,240,897	Glanbia Plc #	30,812,296

Japan: 4.0%
23,157,000	Kubota Corp.	188,969,292

Malaysia: 6.2%
116,665,655	IOI Corp. Bhd #	168,573,412
19,032,770	Kuala Lumpur Kepong Bhd #	125,053,013

		293,626,425

Netherlands: 3.2%
4,268,234	CNH Global N.V. (USD) *	111,998,460
626,125	Nutreco Holding N.V. #	39,157,313

		151,155,773

Norway: 3.7%
4,583,919	Yara International ASA #	174,852,685

Singapore: 11.9%
26,181,000	First Resources Ltd. † #	24,431,488
216,422,745	Golden Agri-Resources Ltd. #	100,522,228
25,721,520	Indofood Agri Resources Ltd. * † #	23,927,606
43,541,590	Olam International Ltd. † #	74,470,721
83,772,751	Wilmar International Ltd. † #	334,582,042

		557,934,085

Switzerland: 6.3%
1,147,006	Syngenta A.G. * #	297,446,689

Ukraine: 0.6%
1,420,663	Kernel Holding SA #	26,267,689

United Kingdom: 1.7%
8,332,878	Tate & Lyle Plc #	80,716,739

United States: 41.9%
1,719,999	AGCO Corp. *	59,460,365
2,811,792	Agrium, Inc.	187,434,055
331,840	Andersons, Inc.	11,169,734
9,104,864	Archer-Daniels-Midland Co.	225,891,676

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

2,628,635	Bunge Ltd.	153,223,134
1,279,280	CF Industries Holdings, Inc.	157,850,359
810,176	Chiquita Brands International, Inc. *	6,756,868
1,368,087	Corn Products International, Inc.	53,683,734
2,086,804	Darling International, Inc. *	26,272,862
5,072,023	Deere & Co.	327,500,525
1,340,769	Intrepid Potash, Inc. *	33,344,925
224,110	Lindsay Corp. †	12,057,118
6,206,428	Monsanto Co.	372,633,937
3,938,250	Mosaic Co.	192,856,102
2,961,023	Smithfield Foods, Inc. *	57,739,948
5,442,221	Tyson Foods, Inc.	94,476,957

		1,972,352,299

Total Common Stocks (Cost: $5,585,162,695)		4,701,843,694

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.0%
2,069,636	Bank of New York Institutional Cash Reserve Series B (a) #	488,951
92,784,052	Bank of New York Overnight Government Fund	92,784,052

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $94,853,688)		93,273,003

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	1,166,757

Total Investments: 102.0% (Cost: $5,680,016,383)		4,796,283,454
Liabilities in excess of other assets: (2.0)%		(92,372,537)

NET ASSETS: 100.0%		$4,703,910,917

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $89,664,655.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,738,247,722 which represents 37.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	38.3%	$1,800,915,579

Agricultural Operations	29.1	1,369,425,909

Alternative Waste Technology	0.6	26,272,862

Chemicals - Diversified	0.4	19,050,904

Food - Dairy Products	0.7	30,812,296

Food - Meat Products	8.6	403,374,666

Food - Miscellaneous / Diversified	2.1	99,597,915

Food - Wholesale / Distribution	1.6	74,470,721

Machinery - Farm	14.9	699,985,760

Retail - Miscellaneous / Diversified	0.0	2,217,772

Sugar	2.3	110,154,764

Transport - Services	1.4	65,564,546

	100.0%	$4,701,843,694

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Argentina	$9,675,482	$—	$—	$9,675,482

Australia	—	45,651,164	—	45,651,164

Brazil	253,328,485	—	—	253,328,485

Canada	421,336,435	—	—	421,336,435

China / Hong Kong	7,591,227	101,236,696	—	108,827,923

Indonesia	—	88,890,233	—	88,890,233

Ireland	—	30,812,296	—	30,812,296

Japan	188,969,292	—	—	188,969,292

Malaysia	—	293,626,425	—	293,626,425

Netherlands	111,998,460	39,157,313	—	151,155,773

Norway	—	174,852,685	—	174,852,685

Singapore	—	557,934,085	—	557,934,085

Switzerland	—	297,446,689	—	297,446,689

Ukraine	—	26,267,689	—	26,267,689

United Kingdom	—	80,716,739	—	80,716,739

United States	1,972,352,299	—	—	1,972,352,299

Money Market Funds	92,784,052	488,951	—	93,273,003

Capital Support Agreement	—	—	1,166,757	1,166,757

Total	$3,058,035,732	$1,737,080,965	$1,166,757	$4,796,283,454

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$873,111
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	293,646
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$1,166,757

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 14.5%
993,098	Aquila Resources Ltd. * † #	$4,675,788
72,098	Coal & Allied Industries Ltd. #	8,619,301
4,696,098	Cockatoo Coal Ltd. * † #	1,685,979
438,547	Gloucester Coal Ltd. * #	2,852,813
887,524	Macarthur Coal Ltd. #	13,630,482
1,352,789	New Hope Corp. Ltd. #	7,004,090
1,436,957	White Energy Co. Ltd. * † #	2,025,693
1,677,820	Whitehaven Coal Ltd. #	8,540,413

		49,034,559

Canada: 0.9%
464,997	SouthGobi Energy Resources Ltd. (HKD) * #	2,868,596

China / Hong Kong: 20.4%
16,068,095	China Coal Energy Co. Ltd. #	14,343,191
7,952,408	China Shenhua Energy Co. Ltd. #	31,192,429
17,692,067	Fushan International Energy Group Ltd. #	5,906,349
5,730,307	Hidili Industry International Development Ltd. † #	1,663,303
7,365,961	Yanzhou Coal Mining Co. Ltd. #	15,678,696

		68,783,968

Indonesia: 15.2%
75,250,215	Adaro Energy Tbk PT #	14,488,084
64,463,000	Bumi Resources Tbk PT #	14,050,747
68,014,558	Darma Henwa Tbk PT * #	570,470
11,357,500	Indika Energy Tbk PT #	2,869,431
2,341,552	Indo Tambangraya Megah PT #	10,318,174
4,760,500	Tambang Batubara Bukit Asam Tbk PT #	8,995,309

		51,292,215

Japan: 0.3%
894,500	Nippon Coke & Engineering Co. Ltd. † #	1,159,458

Philippines: 0.8%
662,592	Semirara Mining Corp. #	2,799,231

Singapore: 1.6%
3,656,200	Straits Asia Resources Ltd. † #	5,473,226

South Africa: 4.9%
778,385	Exxaro Resources Ltd. #	16,386,107

United States: 41.3%
1,090,706	Alpha Natural Resources, Inc. *	19,294,589
891,329	Arch Coal, Inc.	12,995,577
360,113	Cloud Peak Energy, Inc. *	6,103,915
800,552	Consol Energy, Inc.	27,162,729
70,613	FreightCar America, Inc. *	1,017,533
359,656	Headwaters, Inc. *	517,905
210,391	James River Coal Co. * †	1,340,191
438,855	Joy Global, Inc.	27,375,775
539,757	Patriot Coal Corp. *	4,566,344
748,628	Peabody Energy Corp.	25,363,517
225,496	Walter Energy, Inc.	13,532,015

		139,270,090

Total Common Stocks (Cost: $535,969,928)		337,067,450

MONEY MARKET FUND: 0.1% (Cost: $348,413)
348,413	Dreyfus Government Cash Management Fund	348,413

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $536,318,341)		337,415,863

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.6%
187,251	Bank of New York Institutional Cash Reserve Series B (a) #	44,238
8,802,523	Bank of New York Overnight Government Fund	8,802,523

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $8,989,774)		8,846,761

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	105,562

Total Investments: 102.7% (Cost: $545,308,115)		346,368,186
Liabilities in excess of other assets: (2.7)%		(8,985,898)

NET ASSETS: 100.0%		$337,382,288

HKD	Hong Kong Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,294,156.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $197,947,160 which represents 58.7% of net assets.

COAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal	89.6%	$302,320,991

Diversified Minerals	1.7	5,835,246

Energy - Alternate Sources	0.2	517,905

Machinery - Construction & Mining	8.1	27,375,775

Miscellaneous Manufacturing	0.3	1,017,533

Money Market Fund	0.1	348,413

	100.0%	$337,415,863

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$—	$49,034,559	$—	$49,034,559

Canada	—	2,868,596	—	2,868,596

China / Hong Kong	—	68,783,968	—	68,783,968

Indonesia	—	51,292,215	—	51,292,215

Japan	—	1,159,458	—	1,159,458

Philippines	—	2,799,231	—	2,799,231

Singapore	—	5,473,226	—	5,473,226

South Africa	—	16,386,107	—	16,386,107

United States	139,270,090	—	—	139,270,090

Money Market Funds	9,150,936	44,238	—	9,195,174

Capital Support Agreement	—	—	105,562	105,562

Total	$148,421,026	$197,841,598	$105,562	$346,368,186

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$78,994
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	26,568
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$105,562

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Austria: 5.2%
135,131	Verbund - Oesterreichische Elektrizis A.G. † #	$3,894,749

Brazil: 4.1%
324,597	Cosan Ltd. (Class A) (USD)	3,073,933

China / Hong Kong: 11.4%
2,601,000	China High Speed Transmission Equipment Group Co. Ltd. #	1,189,399
3,691,000	China Longyuan Power Group Corp. Ltd. † #	3,038,442
705,584	Dongfang Electric Corp. Machinery Co. Ltd. † #	1,813,675
293,248	Suntech Power Holdings Co. Ltd. (ADR) * †	677,403
158,612	Trina Solar Ltd. (ADR) * †	964,361
250,287	Yingli Green Energy Holding Co. Ltd. (ADR) *	775,890

		8,459,170

Denmark: 7.4%
338,419	Vestas Wind Systems A/S * #	5,492,776

Germany: 1.4%
19,389	SMA Solar Technology A.G. † #	1,005,680

Italy: 7.3%
2,398,888	Enel Green Power SpA #	5,473,364

Japan: 7.3%
193,004	Kurita Water Industries Ltd. #	5,413,996

Norway: 1.3%
1,079,237	Renewable Energy Corp. A.S. * † #	943,866

Spain: 5.6%
430,127	EDP Renovaveis S.A. * #	2,345,581
413,952	Gamesa Corp. Tecnologica S.A. * #	1,853,393

		4,198,974

Taiwan: 2.4%
804,080	Gintech Energy Corp. #	1,024,418
850,361	Neo Solar Power Corp. #	792,814

		1,817,232

United States: 46.7%
108,775	American Superconductor Corp. * †	427,486
225,843	Covanta Holding Corp.	3,430,555
184,600	Cree, Inc. *	4,795,908
104,637	EnerSys, Inc. *	2,094,833
89,129	First Solar, Inc. * †	5,633,844
136,642	International Rectifier Corp. *	2,544,274
79,464	Itron, Inc. *	2,344,188
450,094	MEMC Electronic Materials, Inc. *	2,358,492
72,415	Polypore International, Inc.	4,092,896
61,528	Power Integrations, Inc.	1,883,372
67,393	Sunpower Corp. * †	545,209
109,669	Tesla Motors, Inc. * †	2,674,827
81,955	Veeco Instruments, Inc. * †	1,999,702

		34,825,586

Total Common Stocks (Cost: $154,338,666)		74,599,326
MONEY MARKET FUND: 0.2% (Cost: $179,105)

179,105	Dreyfus Government Cash Management Fund	179,105

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $154,517,771)		74,778,431

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 23.9%
1,089,236	Bank of New York Institutional Cash Reserve Series B (a) #	257,332
17,538,141	Bank of New York Overnight Government Fund	17,538,141

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $18,627,377)		17,795,473

OTHER: 0.8%
(Cost: $0)
0	Capital Support Agreement (a) #	614,057

Total Investments: 125.0% (Cost: $173,145,148)		93,187,961
Liabilities in excess of other assets: (25.0)%		(18,666,902)

NET ASSETS: 100.0%		$74,521,059

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,932,191.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,153,542 which represents 47.2% of net assets.

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto-Cars/Light Trucks	3.6%	$2,674,827

Batteries / Battery System	8.3	6,187,729

Electric - Integrated	5.2	3,894,749

Electronic Component - Semiconductors	14.2	10,642,540

Electronic Measure Instruments	3.1	2,344,188

Energy - Alternate Sources	30.4	22,703,379

Power Conversion / Supply Equipment	17.9	13,353,425

Semiconductor Component - Integrated Circuits	2.5	1,883,372

Semiconductor Equipment	2.7	1,999,702

Sugar	4.1	3,073,933

Superconductor Products & Systems	0.6	427,486

Water Treatment Systems	7.2	5,413,996

Money Market Fund	0.2	179,105

	100.0%	$74,778,431

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Austria	$—	$3,894,749	$—	$3,894,749

Brazil	3,073,933	—	—	3,073,933

China / Hong Kong	2,417,654	6,041,516	—	8,459,170

Denmark	—	5,492,776	—	5,492,776

Germany	—	1,005,680	—	1,005,680

Italy	—	5,473,364	—	5,473,364

Japan	—	5,413,996	—	5,413,996

Norway	—	943,866	—	943,866

Spain	—	4,198,974	—	4,198,974

Taiwan	—	1,817,232	—	1,817,232

United States	34,825,586	—	—	34,825,586

Money Market Funds	17,717,246	257,332	—	17,974,578

Capital Support Agreement	—	—	614,057	614,057

Total	$58,034,419	$34,539,485	$614,057	$93,187,961

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$459,512
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	154,545
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$614,057

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 63.4%
6,661,984	Agnico-Eagle Mines Ltd. (USD)	$396,521,288
7,429,232	AuRico Gold, Inc. (USD) * †	69,834,781
6,978,356	Aurizon Mines Ltd. (USD) *	35,380,265
31,586,224	Barrick Gold Corp. (USD)	1,473,497,350
22,519,897	Eldorado Gold Corp. (USD)	385,991,035
25,700,229	Goldcorp, Inc. (USD)	1,172,958,451
20,346,515	Great Basin Gold Ltd. (USD) * †	34,385,610
16,099,172	IAMGOLD Corp. (USD)	318,441,622
35,916,868	Kinross Gold Corp. (USD) †	530,851,309
3,483,839	Minefinders Corp. (USD) * †	48,495,039
8,491,599	Nevsun Resources Ltd. (USD)	42,712,743
19,298,632	New Gold, Inc. (USD) *	197,810,978
12,525,532	Northgate Minerals Corp. (USD) * †	41,334,256
4,629,207	Pan American Silver Corp. (USD)	123,923,871
1,818,859	Seabridge Gold, Inc. (USD) * †	40,887,950
11,990,638	Silver Wheaton Corp. (USD)	353,124,289
4,279,418	Tanzanian Royalty Exploration Corp. (USD) * †	15,363,111
28,622,071	Yamana Gold, Inc. (USD) †	390,977,490

		5,672,491,438

Peru: 4.3%
10,233,394	Cia de Minas Buenaventura S.A. (ADR) *	386,208,289

South Africa: 12.7%
12,171,177	AngloGold Ashanti Ltd. (ADR) †	503,399,881
27,444,534	Gold Fields Ltd. (ADR)	420,450,261
18,450,227	Harmony Gold Mining Co. Ltd. (ADR) †	216,421,163

		1,140,271,305

United Kingdom: 5.0%
3,928,140	Randgold Resources Ltd. (ADR)	379,929,701
3,447,117	Silver Standard Resources, Inc. (USD) *	63,254,597

		443,184,298

United States: 14.6%
3,846,050	Coeur d’Alene Mines Corp. *	82,459,312
11,094,173	Golden Star Resources Ltd. *	20,635,162
12,012,340	Hecla Mining Co. *	64,386,142
15,617,831	Newmont Mining Corp.	982,361,570
2,339,854	Royal Gold, Inc.	149,891,047
3,053,730	Vista Gold Corp. * †	10,199,458

		1,309,932,691

Total Common Stocks (Cost: $9,506,097,747)		8,952,088,021

MONEY MARKET FUNDS: 0.0%
6,000	Blackrock Federal Fund	6,000
3,831,053	Dreyfus Government Cash Management Fund	3,831,053

Total Money Market Funds (Cost: $3,837,053)		3,837,053

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $9,509,934,800)		8,955,925,074

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9%
2,984,133	Bank of New York Institutional Cash Reserve Series B (a) #	705,001
256,942,958	Bank of New York Overnight Government Fund	256,942,958

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $259,927,091)		257,647,959

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	1,682,305

Total Investments: 102.9% (Cost: $9,769,861,891)		9,215,255,338
Liabilities in excess of other assets: (2.9)%		(263,095,638)

NET ASSETS: 100.0%		$8,952,159,700

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $251,665,118.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,387,306 which represents 0.0% of net assets.

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	91.7%	$8,216,444,771

Precious Metals	1.5	130,954,351

Silver Mining	6.8	604,688,899

Money Market Funds	0.0	3,837,053

	100.0%	$8,955,925,074

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$8,952,088,021	$—	$—	$8,952,088,021

Money Market Funds	260,780,011	705,001	—	261,485,012

Capital Support Agreement	—	—	1,682,305	1,682,305

Total	$9,212,868,032	$705,001	$1,682,305	$9,215,255,338

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$1,258,907
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	423,398
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$1,682,305

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 19.2%
30,997,142	Beadell Resources Ltd. * #	$21,477,043
8,879,103	Catalpa Resources Ltd. * † #	13,349,436
15,169,851	CGA Mining Ltd. (CAD) *	34,065,017
218,068,999	Focus Minerals Ltd. ‡ * #	12,784,302
15,754,991	Gryphon Minerals Ltd. ‡ * † #	19,732,265
38,813,664	Indophil Resources NL † #	11,808,775
42,481,774	Integra Mining Ltd. ‡ * #	19,205,097
6,454,075	Kingsgate Consolidated Ltd. † #	44,807,243
8,766,652	Medusa Mining Ltd. #	57,629,342
11,945,711	OceanaGold Corp. (CAD) * †	27,283,520
21,699,400	Perseus Mining Ltd. ‡ * † #	64,089,545
13,909,333	Ramelius Resources Ltd. * #	19,117,019
16,213,919	Resolute Mining Ltd. * #	23,759,536
16,575,651	St. Barbara Ltd. ‡ * † #	32,965,684

		402,073,824

Canada: 70.2%
6,303,472	Alamos Gold, Inc. ‡ †	95,273,436
4,630,889	Argonaut Gold, Inc. ‡ *	23,242,214
3,972,928	Atac Resources Ltd. *	16,203,583
9,097,134	AuRico Gold, Inc. (USD) ‡ * †	85,513,060
8,280,752	Aurizon Mines Ltd. ‡ *	42,514,297
21,550,770	Avion Gold Corp. * †	41,569,068
13,739,150	B2Gold Corp. *	51,420,455
9,635,437	Banro Corp. ‡ * †	38,096,061
4,042,712	Bear Creek Mining Corp. *	15,363,120
9,350,512	Brigus Gold Corp. *	11,485,682
8,088,972	Canaco Resources, Inc. * †	14,826,483
5,455,130	Colossus Minerals, Inc. ‡ *	29,263,641
4,133,525	Continental Gold Ltd. * †	26,339,049
16,082,429	Crocodile Gold Corp. ‡ * †	9,105,737
5,216,328	Dundee Precious Metals, Inc. *	40,897,653
928,000	East Asia Minerals Corp. *	480,898
2,508,753	Eco Oro Minerals Corp. †	4,453,906
4,458,588	Endeavour Silver Corp. (USD) ‡ * †	40,038,120
4,388,629	Exeter Resource Corp. (USD) ‡ * †	15,930,723
4,610,136	Extorre Gold Mines Ltd. ‡ * †	27,119,748
6,613,164	Fortuna Silver Mines, Inc. ‡ *	33,000,770
20,681,385	Gran Colombia Gold Corp. ‡ * †	11,709,627
24,401,422	Great Basin Gold Ltd. ‡ * †	41,447,644
7,051,292	Great Panther Silver Ltd. ‡ * †	17,796,553
4,169,857	Guyana Goldfields, Inc. *	31,452,499
3,990,195	International Tower Hill Mines Ltd. * †	20,409,519
8,581,678	Jinshan Gold Mines, Inc. * †	23,635,541
3,996,523	Keegan Resources, Inc. ‡ *	20,250,124
3,099,862	Kirkland Lake Gold, Inc. *	50,541,390
20,113,492	Lake Shore Gold Corp. ‡ * †	30,689,940
2,341,732	MAG Silver Corp. *	18,427,333
4,310,074	Minefinders Corp. (USD) ‡ * †	59,996,230
10,563,565	Minera Andes, Inc. †	18,855,363
10,612,392	Nevsun Resources Ltd. ‡	53,772,304
15,811,925	Northgate Minerals Corp. (USD) ‡ *	52,179,353
3,930,779	Orezone Gold Corp. *	12,674,457
6,828,844	Orko Silver Corp. ‡ *	12,320,164
5,725,626	Premier Gold Mines Ltd. *	30,330,076
3,010,886	Primero Mining Corp. * †	8,176,966
3,448,490	Rainy River Resources Ltd. * †	21,510,662
7,492,572	Rio Alto Mining Ltd.	18,550,776
26,982,501	Romarco Minerals, Inc. ‡ * †	30,813,470
10,229,374	Rubicon Minerals Corp. * †	35,830,541
16,166,739	San Gold Corp. ‡ * †	33,821,305
9,101,182	Silvercorp Metals, Inc. ‡ †	72,404,202
10,355,238	Sulliden Gold Corp Ltd. * †	17,489,774

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

5,990,229	Timmins Gold Corp. * †	16,613,178
18,964,794	Torex Gold Resources Inc. ‡ * †	23,659,356
6,973,590	Trelawney Mining and Exploration, Inc. *	21,013,457

		1,468,509,508

Cayman Islands: 0.6%
6,210,224	Endeavour Mining Corp. (CAD) ‡ * †	11,919,244

China / Hong Kong: 2.2%
115,472,000	China Precious Metal Resources Holdings Co. Ltd. #	22,420,458
16,080,000	Lingbao Gold Co. Ltd. (Class H) ‡	6,819,611
24,541,500	Real Gold Mining Ltd. †	9,737,413
343,630,000	Sino Prosper State Gold Resources Holdings Ltd. * #	6,971,786

		45,949,268

South Africa: 0.2%
646,152	DRDGOLD Ltd. (ADR) †	3,282,452

United Kingdom: 2.8%
6,998,689	Avocet Mining Plc * #	24,768,635
5,811,629	Highland Gold Mining Ltd. * #	14,478,532
24,264,375	Patagonia Gold Plc *	19,466,505

		58,713,672

United States: 4.9%
1,288,531	Golden Minerals Co. * †	9,586,671
13,864,912	Golden Star Resources Ltd. ‡ *	25,788,736
4,158,014	Jaguar Mining, Inc. * †	19,542,666
4,831,157	Paramount Gold and Silver Corp. * †	11,401,531
5,832,922	U.S. Gold Corp. * †	23,390,017
3,816,408	Vista Gold Corp. ‡ * †	12,746,803

		102,456,424

Total Common Stocks (Cost: $2,643,785,708)		2,092,904,392

MONEY MARKET FUND: 0.0% (Cost: $186,146)
186,146	Dreyfus Government Cash Management Fund	186,146

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $2,643,971,854)		2,093,090,538

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.4% (Cost: $197,437,016)
197,437,016	Bank of New York Overnight Government Fund	197,437,016

Total Investments: 109.5% (Cost: $2,841,408,870)		2,290,527,554
Liabilities in excess of other assets: (9.5)%		(198,717,998)

NET ASSETS: 100.0%		$2,091,809,556

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $186,965,544.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $409,364,698 which represents 19.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	4.5%	$94,234,408

Gold Mining	73.6	1,540,708,052

Metal - Diversified	2.0	42,049,966

Precious Metals	9.4	196,975,033

Silver Mining	10.5	218,936,933

Money Market Fund	0.0	186,146

	100.0%	$2,093,090,538

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2011 is set forth below:

Affiliates	Value 12/31/10	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 09/30/11

Alamos Gold, Inc.	$78,359,970	$70,865,332	$(25,442,875)	$7,142,762	$267,073	$95,273,436

Argonaut Gold, Inc.	—	28,016,127	(1,970,941)	176,387	—	23,242,214

AuRico Gold, Inc.	—	41,654,545	(6,635,377)	2,624,122	—	85,513,060

Aurizon Mines Ltd.	39,886,692	35,871,779	(14,184,519)	2,323,593	—	42,514,297

Banro Corp.	22,984,194	23,167,036	(7,738,651)	1,303,322	—	38,096,061

Colossus Minerals, Inc.	27,078,381	29,094,464	(7,719,648)	3,026,921	—	29,263,641

Crocodile Gold Corp.	11,121,276	10,729,161	(3,411,793)	(251,492)	—	9,105,737

Endeavour Mining Corp.	—	16,566,875	(1,293,811)	(24,141)	—	11,919,244

Endeavour Silver Corp.	16,827,126	30,323,406	(5,171,668)	5,390,181	—	40,038,120

Exeter Resource Corp.	17,752,856	14,263,989	(7,181,817)	(523,429)	—	15,930,723

Extorre Gold Mines Ltd.	19,673,463	27,346,486	(4,514,899)	7,214,530	—	27,119,748

Focus Minerals Ltd.	—	18,104,775	(918,966)	35,651	—	12,784,302

Fortuna Silver Mines, Inc.	—	37,971,448	(3,550,032)	327,004	—	33,000,770

Golden Star Resources Ltd.	42,125,060	26,540,394	(14,758,249)	(2,438,731)	—	25,788,736

Gran Colombia Gold Corp.	—	24,994,665	(4,020,229)	(860,254)	—	11,709,627

Great Basin Gold Ltd.	41,302,313	40,868,062	(12,818,945)	2,553,357	—	41,447,644

Great Panther Silver Ltd.	—	24,992,052	(1,752,679)	87,698	—	17,796,553

Gryphon Minerals Ltd.	—	32,309,783	(1,989,418)	63,622	—	19,732,265

Integra Mining Ltd.	19,795,586	14,877,694	(7,175,682)	(329,957)	—	19,205,097

Keegan Resources, Inc.	—	36,946,327	(318,299)	(91,957)	—	20,250,124

Lake Shore Gold Corp.	50,306,870	43,593,754	(15,697,082)	1,674,469	—	30,689,940

Lingbao Gold Co. Ltd. (Class H)	8,928,609	7,600,972	(2,241,111)	1,320,533	200,241	6,819,611

Minefinders Corp.	25,610,691	42,535,208	(13,532,794)	3,081,372	—	59,996,230

Nevsun Resources Ltd.	51,867,943	43,063,128	(15,052,020)	4,620,461	263,051	53,772,304

Northgate Minerals Corp.	33,391,866	31,350,041	(14,480,769)	182,178	—	52,179,353

Orko Silver Corp.	—	22,123,712	(1,842,450)	(113,784)	—	12,320,164

Perseus Mining Ltd.	49,952,952	45,450,186	(14,319,374)	7,885,010	—	64,089,545

Romarco Minerals, Inc.	39,701,481	33,218,753	(12,993,337)	1,536,981	—	30,813,470

San Gold Corp.	41,319,296	32,293,400	(14,052,193)	(208,564)	—	33,821,305

Silvercorp Metals, Inc.	73,222,735	65,130,346	(20,349,276)	7,661,496	414,072	72,404,202

St. Barbara Ltd.	23,026,082	22,696,351	(10,016,459)	1,253,719	—	32,965,684

Torex Gold Resources Inc.	—	35,945,376	(2,341,605)	13,354	—	23,659,356

Vista Gold Corp.	—	16,579,530	(145,172)	(10,858)	—	12,746,803

	$734,235,442	$1,027,085,157	$(269,632,140)	$56,645,556	$1,144,437	$1,106,009,366

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$61,348,537	$340,725,287	$—	$402,073,824

Canada	1,468,509,508	—	—	1,468,509,508

Cayman Islands	11,919,244	—	—	11,919,244

China / Hong Kong	16,557,024	29,392,244	—	45,949,268

South Africa	3,282,452	—	—	3,282,452

United Kingdom	19,466,505	39,247,167	—	58,713,672

United States	102,456,424	—	—	102,456,424

Money Market Funds	197,623,162	—	—	197,623,162

Total	$1,881,162,856	$409,364,698	$—	$2,290,527,554

See Notes to Schedules of Investments

RARE EARTH / STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.9%
Australia: 17.4%
3,696,717	Alkane Resources Ltd. * † #	$3,943,139
5,697,374	Arafura Resources Ltd. * † #	3,075,367
4,255,113	Galaxy Resources Ltd. * † #	2,427,801
1,511,486	Iluka Resources Ltd. #	17,768,214
13,663,494	Lynas Corp. Ltd. * † #	14,045,016

		41,259,537

Canada: 17.2%
1,925,587	Avalon Rare Metals, Inc. * †	5,118,637
7,344,447	Great Western Minerals Group Ltd.	4,792,691
1,771,604	Neo Material Technologies, Inc. *	10,846,729
1,075,220	Quest Rare Minerals Ltd. *	2,435,122
802,221	Rare Element Resources Ltd. (USD) * †	4,075,283
2,221,183	Thompson Creek Metals Co. Inc. *	13,535,351

		40,803,813

Chile: 5.0%
820,151	Molibdenos y Metales S.A.	11,851,004

China / Hong Kong: 15.0%
864,522	5N Plus, Inc. (CAD) *	6,089,527
23,091,000	China Molybdenum Co. Ltd. (Class H) † #	9,642,373
20,718,000	China Rare Earth Holdings Ltd. * #	3,816,583
31,598,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	7,400,388
251,620,000	North Mining Shares Co. Ltd. * #	8,479,365

		35,428,236

Ireland: 6.8%
30,627,469	Kenmare Resources Plc (GBP) #	16,098,707

Japan: 9.4%
310,100	OSAKA Titanium Technologies Co. † #	12,834,639
576,300	Toho Titanium Co. Ltd. † #	9,563,879

		22,398,518

Mexico: 2.4%
5,241,100	Cia Minera Autlan S.A.B de C.V. * †	5,616,378

South Africa: 4.7%
454,628	Assore Ltd. #	11,113,300

United States: 20.0%
1,282,490	General Moly, Inc. * †	3,719,221
400,846	Molycorp, Inc. * †	13,175,808
572,038	RTI International Metals, Inc. *	13,339,926
1,139,185	Titanium Metals Corp.	17,064,991

		47,299,946

Total Common Stocks (Cost: $353,818,106)		231,869,439

PREFERRED STOCK: 1.8% (Cost: $6,081,530)
Brazil: 1.8%
786,150	Cia de Ferro Ligas da Bahia	4,120,802

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $359,899,636)		235,990,241

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 25.2% (Cost: $59,630,679)
59,630,679	Bank of New York Overnight Government Fund	59,630,679

Total Investments: 124.9% (Cost: $419,530,315)		295,620,920
Liabilities in excess of other assets: (24.9)%		(58,853,202)

NET ASSETS: 100.0%		$236,767,718

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $56,843,276.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $120,208,771 which represents 50.8% of net assets.

RARE EARTH / STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	4.6%	$10,846,729

Diversified Minerals	24.4	57,684,993

Metal - Diversified	24.4	57,483,775

Metal - Iron	4.1	9,737,180

Metal Processors & Fabricator	5.7	13,339,926

Non-Ferrous Metals	36.8	86,897,638

	100.0%	$235,990,241

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$—	$41,259,537	$—	$41,259,537

Canada	40,803,813	—	—	40,803,813

Chile	11,851,004	—	—	11,851,004

China / Hong Kong	6,089,527	29,338,709	—	35,428,236

Ireland	—	16,098,707	—	16,098,707

Japan	—	22,398,518	—	22,398,518

Mexico	5,616,378	—	—	5,616,378

South Africa	—	11,113,300	—	11,113,300

United States	47,299,946	—	—	47,299,946

Preferred Stock

Brazil	4,120,802	—	—	4,120,802

Money Market Fund	59,630,679	—	—	59,630,679

Total	$175,412,149	$120,208,771	$—	$295,620,920

See Notes to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Argentina: 0.0%
7,566	Cresud S.A.C.I.F. y S.A. (ADR)	$81,864

Australia: 4.1%
83,166	Alumina Ltd. #	116,474
14,356	Aquarius Platinum Ltd. #	40,457
107,790	BHP Billiton Ltd. #	3,584,467
376	Coal & Allied Industries Ltd. #	44,951
57,146	Fortescue Metals Group Ltd. #	239,737
40,386	GrainCorp. Ltd. #	278,497
14,055	Iluka Resources Ltd. #	165,223
27,856	Newcrest Mining Ltd. #	922,151
42,271	OneSteel Ltd. #	49,754
32,342	Origin Energy Ltd. #	415,647
10,878	OZ Minerals Ltd. #	97,330
15,772	PanAust Ltd. * #	37,869
26,555	Santos Ltd. #	288,636
18,251	Woodside Petroleum Ltd. #	567,938
6,269	WorleyParsons Ltd. #	157,101

		7,006,232

Austria: 0.3%
775	Mayr-Melnhof Karton A.G. #	69,895
4,820	OMV A.G. #	143,683
7,757	Verbund - Oesterreichische Elektrizis A.G. #	223,572
3,799	Voestalpine A.G. #	109,979

		547,129

Bermuda: 0.1%
8,741	Nabors Industries Ltd. (USD) *	107,165

Brazil: 1.8%
6,684	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	309,803
6,450	Cia de Saneamento de Minas Gerais-COPA S.A.	102,366
25,957	Cia Siderurgica Nacional S.A. (ADR)	206,099
17,950	Fibria Celulose S.A.	138,281
30,406	Gerdau S.A. (ADR)	216,795
48,618	Petroleo Brasileiro S.A. (ADR)	1,091,474
9,700	SLC Agricola S.A.	82,199
44,851	Vale S.A. (ADR)	1,022,603

		3,169,620

Canada: 12.7%
6,176	Agnico-Eagle Mines Ltd. (USD)	367,596
36,461	Barrick Gold Corp. (USD)	1,700,906
13,252	Cameco Corp. (USD)	242,777
33,338	Canadian Natural Resources Ltd. (USD)	975,803
7,279	Canfor Corp. *	73,066
5,776	Centerra Gold, Inc.	108,142
3,591	Detour Gold Corp. *	94,078
3,791	Domtar Corp. (USD)	258,432
20,047	Eldorado Gold Corp. (USD)	343,606
23,583	Enbridge, Inc. (USD)	753,005
22,377	EnCana Corp. (USD)	429,862
4,966	European Goldfields Ltd. *	39,602
3,799	First Majestic Silver Corp. *	58,295
15,992	First Quantum Minerals Ltd.	214,086
9,835	Gabriel Resources Ltd. *	54,836
29,467	Goldcorp, Inc. (USD)	1,344,874
8,941	Husky Energy, Inc. †	194,685
13,686	IAMGOLD Corp.	273,576
7,730	Imperial Oil Ltd. (USD) †	279,130
1,844	Inmet Mining Corp.	78,570
10,502	Ivanhoe Mines Ltd. *	145,630
41,436	Kinross Gold Corp. (USD)	612,424
17,205	Lundin Mining Corp. *	60,264
15,119	New Gold, Inc. *	156,986

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

16,006	Nexen, Inc. (USD)	247,933
14,015	Osisko Mining Corp. * 144A	178,474
8,247	Pacific Rubiales Energy Corp.	175,695
3,934	Pan American Silver Corp. (USD)	105,313
174,195	Potash Corp. of Saskatchewan, Inc. (USD)	7,528,708
9,945	Semafo, Inc. *	82,553
12,894	Silver Wheaton Corp. (USD)	379,728
47,828	Suncor Energy, Inc. (USD)	1,216,744
31,135	Talisman Energy, Inc. (USD)	382,026
16,274	Teck Cominco Ltd. (USD)	475,038
6,766	TransAlta Corp. †	148,105
21,363	TransCanada Corp. (USD) †	864,988
15,759	Uranium One, Inc.	31,305
75,687	Viterra, Inc.	748,844
2,799	West Fraser Timber Co. Ltd.	107,039
27,211	Yamana Gold, Inc. (USD)	371,702

		21,904,426

Chile: 0.3%
107,176	Aguas Andinas S.A.	56,131
2,474	Cap S.A.	75,452
108,405	Empresas CMPC S.A.	370,935
50,957	Inversiones Aguas Metropolitanas S.A.	69,610

		572,128

China / Hong Kong: 2.3%
5,302	Aluminum Corp of China Ltd. (ADR) †	55,353
37,600	Angang New Steel Co. Ltd. #	19,596
540,268	Chaoda Modern Agriculture Holdings Ltd. † #	69,805
345,442	China Agri-Industries Holdings Ltd. † #	217,074
125,452	China Coal Energy Co. Ltd. #	111,985
44,300	China Molybdenum Co. Ltd. (Class H) #	18,499
46,800	China Oilfield Services Ltd. (Class H) #	59,533
509,883	China Petroleum & Chemical Corp. #	490,526
103,691	China Shenhua Energy Co. Ltd. #	406,716
482,979	CNOOC Ltd. #	776,844
39,300	Dongfang Electric Corp. Machinery Co. Ltd. #	101,019
46,500	Fosun International Ltd. #	23,482
108,200	Huaneng Power International, Inc. #	45,943
17,200	Inner Mongolia Yitai Coal Co. (USD) #	86,103
46,800	Jiangxi Copper Co. Ltd. (Class H) #	81,237
64,400	Kunlun Energy Co. Ltd. #	88,654
154,300	Lee & Man Paper Manufacturing Ltd. † #	52,022
58,000	Maanshan Iron and Steel Co. Ltd. (Class H) † #	12,549
158,457	Nine Dragons Paper Holdings Ltd. #	79,354
642,440	PetroChina Co. Ltd. (Class H) #	778,450
52,300	Shandong Chenming Paper Holdings Ltd. (Class B) #	22,965
22,450	Sino-Forest Corp. (CAD) *	—
15,011	Suntech Power Holdings Co. Ltd. (ADR) * †	34,675
9,221	Trina Solar Ltd. (ADR) * †	56,064
60,000	Yanzhou Coal Mining Co. Ltd. #	127,712
31,800	Zhaojin Mining Industry Co. Ltd. † #	52,916
218,361	Zijin Mining Group Ltd. #	63,430

		3,932,506

Denmark: 0.2%
23,907	Vestas Wind Systems A/S * #	388,027

Finland: 0.2%
2,841	Rautaruukki Oyj #	28,531
57,826	Stora Enso Oyj (R Shares) #	338,956

		367,487

France: 2.8%
332	Eramet S.A. #	45,905
34,304	Suez Environnement Co. #	478,104
3,325	Technip S.A. #	266,777
71,350	Total S.A. #	3,152,503
60,996	Veolia Environnement S.A. #	892,087

		4,835,376

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Germany: 0.3%
2,600	BayWa A.G. #	100,860
435	KWS Saat AG #	81,646
1,277	Salzgitter A.G. #	61,376
9,471	Solarworld A.G. † #	39,236
11,230	ThyssenKrupp A.G. #	276,338

		559,456

Hungary: 0.1%
1,593	MOL Hungarian Oil & Gas NyRt * #	107,570

India: 0.5%
24,368	Reliance Industries Ltd. (GDR) * #	786,468
3,109	Sterlite Industries India Ltd. (ADR) *	28,634

		815,102

Indonesia: 0.3%
544,500	Adaro Energy Tbk PT #	104,834
66,244	Astra Agro Lestari Tbk PT #	143,559
2,208,000	Bakrie Sumatera Plantations Tbk PT #	70,338
490,500	Bumi Resources Tbk PT #	106,912
72,954	International Nickel Indonesia Tbk PT #	24,819
564,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	130,047

		580,509

Ireland: 0.1%
13,807	Smurfit Kappa Group Plc * #	84,047

Italy: 1.1%
89,601	ENI S.p.A. #	1,578,621
7,645	Saipem S.p.A. #	268,710

		1,847,331

Japan: 2.6%
5,717	Hitachi Metals Ltd. #	65,875
63	Inpex Holdings, Inc. #	387,140
16,464	JFE Holdings, Inc. #	332,562
68,500	JX Holdings, Inc. #	384,718
83,535	Kobe Steel Ltd. #	139,530
12,165	Kurita Water Industries Ltd. † #	341,243
39,029	Mitsubishi Materials Corp. #	95,099
9,300	Nippon Paper Group, Inc. #	247,765
179,973	Nippon Steel Corp. #	516,514
49,514	Nippon Suisan Kaisha Ltd. † #	187,365
38,500	Nisshin Seifun Group, Inc. #	502,890
84,476	OJI Paper Co. Ltd. † #	463,636
19,770	Rengo Co. Ltd. #	151,426
13,983	Sumitomo Forestry Co. Ltd. #	121,573
117,801	Sumitomo Metal Industries Ltd. #	244,321
17,323	Sumitomo Metal Mining Ltd. #	229,510
8,100	TonenGeneral Sekiyu K.K. #	93,133

		4,504,300

Luxembourg: 0.5%
31,027	ArcelorMittal #	496,434
3,995	Evraz Group S.A. (GDR) * # Reg S	62,204
7,177	Tenaris S.A. (ADR)	182,655
1,688	Ternium S.A. (ADR)	35,161

		776,454

Malaysia: 1.0%
49,051	Genting Plantation Bhd #	106,639
627,794	IOI Corp. Bhd #	907,117
89,978	Kuala Lumpur Kepong Bhd #	591,192
94,300	Kulim Malaysia Bhd #	98,427
38,400	Kulim Malaysia Bhd Warrants (MYR 3.85, expiring 02/27/16) *	12,509

		1,715,884

Mexico: 0.3%
30,400	Gruma, S.A. de C.V. (Class B) *	53,086
127,353	Grupo Mexico, S.A.B. de C.V.	302,043
4,542	Industrias Penoles, S.A. de C.V.	167,256

		522,385

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Netherlands: 1.8%
5,334	CNH Global N.V. (USD) *	139,964
7,151	Nutreco Holding N.V. #	447,217
81,904	Royal Dutch Shell Plc (GBP) #	2,545,806

		3,132,987

Norway: 1.7%
10,630	Cermaq ASA * #	113,473
558,228	Marine Harvest ASA #	243,247
30,645	Norsk Hydro ASA #	138,974
60,082	Renewable Energy Corp. A.S. * † #	52,546
10,174	SeaDrill Ltd. #	280,925
31,966	Statoil ASA #	685,817
37,871	Yara International ASA #	1,444,582

		2,959,564

Papua N.Guinea: 0.1%
32,769	Oil Search Ltd. (AUD) #	177,417

Peru: 0.2%
7,949	Cia de Minas Buenaventura S.A. (ADR) *	299,995

Poland: 0.2%
4,578	KGHM Polska Miedz S.A. * #	180,423
9,414	Polski Koncern Naftowy Orlen S.A. * #	103,224
49,413	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	60,578

		344,225

Portugal: 0.1%
8,400	Galp Energia, SGPS, S.A. #	153,624
17,781	Portucel-Empresa Productora de Pasta e Papel S.A. #	41,534

		195,158

Russia: 2.6%
26,250	JSC MMC Norilsk Nickel (ADR) * † #	565,666
18,126	Lukoil (ADR) #	913,561
3,872	Magnitogorsk Iron & Steel Works (GDR) * #	18,376
2,515	Mechel OAO (ADR)	25,628
2,852	Novatek OAO (GDR) # Reg S	327,434
2,918	Novolipetsk Steel (GDR) #	59,141
179,805	OAO Gazprom (ADR) * † #	1,721,228
6,770	Polymetal (GDR) * # Reg S	103,960
49,303	Rosneft Oil Co. (GDR) * #	286,433
5,972	Severstal (GDR) # Reg S	62,385
29,733	Surgutneftegaz (ADR) * #	238,616
7,443	Tatneft (ADR) # Reg S	183,048

		4,505,476

Singapore: 2.0%
1,272,119	Golden Agri-Resources Ltd. #	590,863
69,850	Hyflux Ltd. † #	79,118
403,281	Olam International Ltd. #	689,746
499,164	Wilmar International Ltd. #	1,993,623

		3,353,350

South Africa: 1.7%
3,229	African Rainbow Minerals Ltd. #	69,347
1,947	Anglo Platinum Ltd. #	133,414
13,908	AngloGold Ashanti Ltd. (ADR)	575,235
4,002	ArcelorMittal South Africa Ltd. #	29,408
1,154	Assore Ltd. #	28,209
8,580	Astral Foods Ltd. #	124,685
5,178	Exxaro Resources Ltd. #	109,004
26,302	Gold Fields Ltd. (ADR)	402,947
13,297	Harmony Gold Mining Co. Ltd. (ADR)	155,974
17,080	Impala Platinum Holdings Ltd. #	346,645
2,634	Kumba Iron Ore Ltd. #	138,908
9,163	Northern Platinum Ltd. #	37,318
44,689	Sappi Ltd. * #	132,106
15,224	Sasol Ltd. #	627,110

		2,910,310

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

South Korea: 0.9%
1,901	Hyundai Steel Co. #	138,382
466	Korea Zinc Co. Ltd. #	113,690
2,357	POSCO (ADR) #	726,343
1,871	SK Energy Co. Ltd. #	218,910
971	SK Holdings Co. Ltd. #	107,530
1,257	S-Oil Corp. #	108,462
6,472	Woongjin Coway Co. Ltd. #	208,384

		1,621,701

Spain: 0.5%
3,656	Acerinox S.A. † #	41,145
23,340	Gamesa Corp. Tecnologica S.A. * #	104,500
1,854	Pescanova S.A. #	58,729
24,857	Repsol YPF S.A. #	657,150

		861,524

Sweden: 0.5%
9,181	Boliden AB #	94,317
4,973	Holmen AB (B Shares) #	123,411
2,800	SSAB AB (B Shares) #	18,542
56,934	Svenska Cellulosa AB (B Shares) #	692,538

		928,808

Switzerland: 3.5%
6,603	Ferrexpo Plc (GBP) #	26,928
7,940	Noble Corp. (USD)	233,039
19,265	Syngenta A.G. * #	4,995,885
9,722	Transocean, Inc. (USD)	464,128
23,037	Weatherford International Ltd. (USD) *	281,282

		6,001,262

Taiwan: 0.3%
367,789	China Steel Corp. #	357,516
49,420	Formosa Petrochemical Corp. #	134,777

		492,293

Turkey: 0.1%
36,625	Eregli Demir ve Celik Fabrikalari T.A.S. #	63,600
3,727	Tupras-Turkiye Petrol Rafinerileri A.S. #	76,375

		139,975

United Kingdom: 9.0%
8,571	Acergy S.A. (NOK) * #	162,789
8,500	African Minerals Ltd. * #	50,543
44,450	Anglo American Plc #	1,528,001
13,024	Antofagasta Plc #	185,774
102,983	BG Group Plc #	1,968,930
575,528	BP Plc #	3,447,140
42,720	Cairn Energy Plc * #	185,088
157,105	Centrica Plc #	723,450
6,998	ENSCO International Plc (ADR)	282,929
5,674	Hochschild Mining Plc #	35,852
7,112	Kazakhmys Plc #	86,791
5,566	Lonmin Plc #	90,281
34,684	Mondi Plc #	253,227
44,614	Northumbrian Water Group Plc #	321,379
42,045	Pennon Group Plc #	440,049
7,675	Petrofac Ltd. #	141,822
5,987	Petropavlovsk Plc #	55,000
3,327	Randgold Resources Ltd. (ADR)	321,787
49,499	Rio Tinto Plc #	2,192,936
27,883	Severn Trent Plc #	665,515
2,935	Silver Standard Resources, Inc. (USD) *	53,857
27,457	Tullow Oil Plc #	554,724
80,038	United Utilities Group Plc #	773,949
3,348	Vedanta Resources Plc #	56,853
65,353	Xstrata Plc #	824,411

		15,403,077

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

United States: 43.0%
9,173	AbitibiBowater, Inc. *	137,595
19,639	AGCO Corp. *	678,920
32,113	Agrium, Inc.	2,140,653
7,700	Alacer Gold Corp. (CAD) *	75,592
35,748	Alcoa, Inc.	342,108
3,579	Allegheny Technologies, Inc.	132,387
3,253	Allied Nevada Gold Corp. *	116,490
6,873	Alpha Natural Resources, Inc. *	121,583
15,118	Anadarko Petroleum Corp.	953,190
3,794	Andersons, Inc.	127,706
11,666	Apache Corp.	936,080
16,245	Aqua America, Inc.	350,405
137,598	Archer-Daniels-Midland Co.	3,413,806
13,246	Baker Hughes, Inc.	611,435
29,976	Bunge Ltd.	1,747,301
3,173	Cabot Oil & Gas Corp.	196,440
7,442	Cameron International Corp. *	309,141
14,609	CF Industries Holdings, Inc.	1,802,604
19,300	Chesapeake Energy Corp.	493,115
60,847	Chevron Corp.	5,629,564
2,594	Cimarex Energy Co.	144,486
4,899	Cliffs Natural Resources, Inc.	250,682
3,262	Coeur d’Alene Mines Corp. *	69,937
3,134	Concho Resources, Inc. *	222,953
41,722	ConocoPhillips	2,641,837
6,884	Consol Energy, Inc.	233,574
1,707	Continental Resources, Inc. *	82,568
15,626	Corn Products International, Inc.	613,164
23,829	Darling International, Inc. *	300,007
84,276	Deere & Co.	5,441,701
12,227	Denbury Resources, Inc. *	140,610
12,656	Devon Energy Corp.	701,649
2,115	Diamond Offshore Drilling, Inc. †	115,775
23,400	El Paso Corp.	409,032
8,165	EOG Resources, Inc.	579,797
4,545	EQT Corp.	242,521
147,715	Exxon Mobil Corp.	10,728,540
6,885	First Solar, Inc. * †	435,201
7,303	FMC Technologies, Inc. *	274,593
31,834	Freeport-McMoRan Copper & Gold, Inc.	969,345
11,389	Graphic Packaging Holding Co. *	39,292
27,943	Halliburton Co.	852,820
10,182	Hecla Mining Co. *	54,576
3,247	Helmerich & Payne, Inc.	131,828
9,184	Hess Corp.	481,793
6,383	HollyFrontier Corp.	167,362
41,281	International Paper Co.	959,783
4,784	Itron, Inc. *	141,128
3,192	Joy Global, Inc.	199,117
2,564	Lindsay Corp.	137,943
21,698	Marathon Oil Corp.	468,243
16,112	MeadWestvaco Corp.	395,711
1,859	Molycorp, Inc. * †	61,105
108,887	Monsanto Co.	6,537,575
56,383	Mosaic Co.	2,761,075
5,886	Murphy Oil Corp.	259,926
16,295	Nalco Holding Co.	569,999
12,873	National Oilwell Varco, Inc.	659,355
4,013	Newfield Exploration Co. *	159,276
18,031	Newmont Mining Corp.	1,134,150
5,360	Noble Energy, Inc.	379,488
10,627	Nucor Corp.	336,238
24,688	Occidental Petroleum Corp.	1,765,192
2,139	Ormat Technologies, Inc. †	34,395
9,412	Packaging Corp. of America	219,300
8,226	Peabody Energy Corp.	278,697
14,413	Pilgrim’s Pride Corp. * †	61,543
3,552	Pioneer Natural Resources Co.	233,615

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

4,283	Plains Exploration & Production Co. *	97,267
5,373	QEP Resources, Inc.	145,447
4,886	Range Resources Corp.	285,636
2,513	Reliance Steel & Aluminum Co.	85,467
4,318	Robbins & Myers, Inc.	149,878
6,727	Rock-Tenn Co. (Class A)	327,470
1,815	Royal Gold, Inc.	116,269
40,995	Schlumberger Ltd.	2,448,631
61	Seaboard Corp.	109,921
33,594	Smithfield Foods, Inc. *	655,083
5,674	Southern Copper Corp.	141,793
10,575	Southwestern Energy Co. *	352,465
19,752	Spectra Energy Corp.	484,517
7,342	Steel Dynamics, Inc.	72,833
4,574	Sunpower Corp. * †	37,004
10,264	Temple-Inland, Inc.	321,982
14,543	Tractor Supply Co.	909,665
60,366	Tyson Foods, Inc.	1,047,954
4,650	Ultra Petroleum Corp. *	128,898
4,837	United States Steel Corp. †	106,462
17,384	Valero Energy Corp.	309,088
50,860	Weyerhaeuser Co.	790,873
3,573	Whiting Petroleum Corp. *	125,341
17,888	Williams Companies, Inc.	435,394

		74,079,950

Total Common Stocks (Cost: $195,868,865)		171,832,070

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5% (Cost: $5,993,573)
5,993,573	Bank of New York Overnight Government Fund	5,993,573

Total Investments: 103.3% (Cost: $201,862,438)		177,825,643
Liabilities in excess of other assets: (3.3)%		(5,710,382)

NET ASSETS: 100.0%		$172,115,261

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,692,553.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $67,752,716 which represents 39.3% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $178,474, or 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	27.0%	$46,443,816

Alternative Energy Sources	1.2	2,061,084

Base/Industrial Metals	11.9	20,357,993

Basic Materials	2.9	5,047,498

Consumer, Non-cyclical	0.5	836,400

Energy	42.7	73,377,007

Forest Products	4.4	7,605,983

Industrial	0.1	189,170

Precious Metals	6.2	10,596,220

Utilities	0.4	636,601

Water	2.7	4,680,298

	100.0%	$171,832,070

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Argentina	$81,864	$—	$—	$81,864

Australia	—	7,006,232	—	7,006,232

Austria	—	547,129	—	547,129

Bermuda	107,165	—	—	107,165

Brazil	3,169,620	—	—	3,169,620

Canada	21,904,426	—	—	21,904,426

Chile	572,128	—	—	572,128

China / Hong Kong	215,897	3,786,414	—	3,932,506

Denmark	—	388,027	—	388,027

Finland	—	367,487	—	367,487

France	—	4,835,376	—	4,835,376

Germany	—	559,456	—	559,456

Hungary	—	107,570	—	107,570

India	28,634	786,468	—	815,102

Indonesia	—	580,509	—	580,509

Ireland	—	84,047	—	84,047

Italy	—	1,847,331	—	1,847,331

Japan	—	4,504,300	—	4,504,300

Luxembourg	217,816	558,638	—	776,454

Malaysia	12,509	1,703,375	—	1,715,884

Mexico	522,385	—	—	522,385

Netherlands	139,964	2,993,023	—	3,132,987

Norway	—	2,959,564	—	2,959,564

Papua N.Guinea	—	177,417	—	177,417

Peru	299,995	—	—	299,995

Poland	—	344,225	—	344,225

Portugal	—	195,158	—	195,158

Russia	25,628	4,479,848	—	4,505,476

Singapore	—	3,353,350	—	3,353,350

South Africa	1,134,156	1,776,154	—	2,910,310

South Korea	—	1,621,701	—	1,621,701

Spain	—	861,524	—	861,524

Sweden	—	928,808	—	928,808

Switzerland	978,449	5,022,813	—	6,001,262

Taiwan	—	492,293	—	492,293

Turkey	—	139,975	—	139,975

United Kingdom	658,573	14,744,504	—	15,403,077

United States	74,079,950	—	—	74,079,950

Money Market Fund	5,993,573	—	—	5,993,573

Total	$110,142,732	$67,752,716	$—	$177,825,643

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 1.3%
39,479	Canadian Solar, Inc. (USD) * †	$145,283

China / Hong Kong: 20.9%
29,311	China Sunergy Co. Ltd. (ADR) * †	40,156
17,973	Daqo New Energy Corp. (ADR) *	62,905
56,496	Hanwha SolarOne Co. Ltd. (ADR) *	136,155
177,925	JA Solar Holdings Co. Ltd. (ADR) * †	316,706
16,928	JinkoSolar Holding Co. Ltd. (ADR) * †	82,270
100,791	LDK Solar Co. Ltd. (ADR) * †	314,468
85,770	Renesola Ltd. (ADR) * †	147,524
168,460	Suntech Power Holdings Co. Ltd. (ADR) * †	389,143
65,338	Trina Solar Ltd. (ADR) * †	397,255
141,793	Yingli Green Energy Holding Co. Ltd. (ADR) * †	439,558

		2,326,140

Germany: 14.9%
14,241	Centrotherm Photovoltaics A.G. * #	291,135
9,923	Phoenix Solar A.G. * † #	108,964
145,818	Q-Cells A.G. * † #	113,556
12,002	SMA Solar Technology A.G. † #	622,527
16,823	Solar Millenium A.G. *	67,421
110,021	Solarworld A.G. † #	455,791

		1,659,394

Norway: 3.7%
474,323	Renewable Energy Corp. A.S. * † #	414,828

Spain: 1.0%
51,624	Solaria Energia y Medio Ambiente S.A. #	105,069

Taiwan: 15.2%
274,312	Danen Technology Corp. * #	155,299
450,688	Gintech Energy Corp. #	574,188
252,207	Green Energy Technology, Inc. #	282,657
442,395	Neo Solar Power Corp. #	412,456
283,646	Solartech Energy Corp. #	267,632

		1,692,232

United States: 43.1%
12,893	Amtech Systems, Inc.	103,144
18,998	First Solar, Inc. * †	1,200,864
142,928	GT Advanced Technologies, Inc.	1,003,355
248,720	MEMC Electronic Materials, Inc. *	1,303,293
73,921	Power-One, Inc. *	332,644
123,889	Satcon Technology Corp. †	117,694
55,652	STR Holdings, Inc.	451,338
35,112	Sunpower Corp. * †	284,056

		4,796,388

Total Common Stocks (Cost: $30,401,510)		11,139,334

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 28.4%
100,397	Bank of New York Institutional Cash Reserve Series B (a) #	23,719
3,141,252	Bank of New York Overnight Government Fund	3,141,252

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $3,241,649)		3,164,971

OTHER: 0.5% (Cost: $0)
0	Capital Support Agreement (a) #	56,599

Total Investments: 129.0% (Cost: $33,643,159)		14,360,904
Liabilities in excess of other assets: (29.0)%		(3,226,015)

NET ASSETS: 100.0%		$11,134,889

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,067,943.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,884,420 which represents 34.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	4.1%	$451,338

Chemicals-Specialty	0.6	62,905

Electronic Component - Semiconductors	34.7	3,864,934

Energy - Alternate Sources	34.3	3,820,940

Power Conversion / Supply Equipment	22.8	2,544,938

Semiconductor Equipment	3.5	394,279

	100.0%	$11,139,334

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Canada	$145,283	$—	$—	$145,283

China / Hong Kong	2,326,140	—	—	2,326,140

Germany	67,421	1,591,973	—	1,659,394

Norway	—	414,828	—	414,828

Spain	—	105,069	—	105,069

Taiwan	—	1,692,232	—	1,692,232

United States	4,796,388	—	—	4,796,388

Money Market Funds	3,141,252	23,719	—	3,164,971

Capital Support Agreement	—	—	56,599	56,599

Total	$10,476,484	$3,827,821	$56,599	$14,360,904

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$42,354
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	14,245
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$56,599

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Brazil: 22.5%
956,726	Cia Siderurgica Nacional S.A. (ADR)	$7,596,404
1,007,895	Gerdau S.A. (ADR)	7,186,291
822,660	Vale S.A. (ADR)	18,756,648

		33,539,343

Luxembourg: 12.3%
706,022	ArcelorMittal (USD) †	11,232,810
338,900	Ternium S.A. (ADR)	7,059,287

		18,292,097

Mexico: 1.4%
343,264	Grupo Simec, S.A.B. de C.V. (ADR) * †	2,100,776

Russia: 4.1%
604,737	Mechel OAO (ADR)	6,162,270

South Korea: 8.1%
157,743	POSCO (ADR) †	11,990,045

United Kingdom: 12.2%
412,421	Rio Tinto Plc (ADR)	18,179,518

United States: 39.5%
47,673	A.M. Castle & Co. *	521,543
228,167	AK Steel Holding Corp. †	1,492,212
175,231	Allegheny Technologies, Inc.	6,481,795
91,392	Carpenter Technology Corp.	4,102,587
120,012	Cliffs Natural Resources, Inc.	6,141,014
239,070	Commercial Metals Co.	2,273,556
62,940	Gibraltar Industries, Inc. *	511,073
21,267	LB Foster Co.	472,765
218,031	Nucor Corp.	6,898,501
22,555	Olympic Steel, Inc.	382,082
194,951	Reliance Steel & Aluminum Co.	6,630,283
57,933	Schnitzer Steel Industries, Inc.	2,131,934
452,492	Steel Dynamics, Inc.	4,488,721
216,928	Timken Co.	7,119,577
305,407	United States Steel Corp. †	6,722,008
14,135	Universal Stainless & Alloy, Inc. *	359,312
150,265	Worthington Industries, Inc.	2,099,202

		58,828,165

Total Common Stocks (Cost: $265,922,551)		149,092,214

MONEY MARKET FUND: 0.2% (Cost: $266,625)
266,625	Dreyfus Government Cash Management Fund	266,625

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $266,189,176)		149,358,839

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 12.0%
594,624	Bank of New York Institutional Cash Reserve Series B (a) #	140,480
17,747,822	Bank of New York Overnight Government Fund	17,747,822

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $18,342,446)		17,888,302

OTHER: 0.2% (Cost: $0)
0	Capital Support Agreement (a) #	335,219

Total Investments: 112.5% (Cost: $284,531,622)		167,582,360
Liabilities in excess of other assets: (12.5)%		(18,558,833)

NET ASSETS: 100.0%		$149,023,527

STEEL ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,908,094.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $475,699 which represents 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	0.3%	$511,073

Diversified Minerals	12.6	18,756,648

Metal - Diversified	12.2	18,179,518

Metal - Iron	4.1	6,141,014

Metal Processors & Fabricator	8.0	11,965,100

Metal Products - Distribution	0.6	903,625

Steel - Producers	57.4	85,794,129

Steel - Specialty	4.6	6,841,107

Money Market Fund	0.2	266,625

	100.0%	$149,358,839

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$149,092,214	$—	$—	$149,092,214

Money Market Funds	18,014,447	140,480	—	18,154,927

Capital Support Agreement	—	—	335,219	335,219

Total	$167,106,661	$140,480	$335,219	$167,582,360

*	See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$250,852
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	84,367
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$335,219

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.5%
Australia: 6.4%
1,413,215	Energy Resources of Australia Ltd. † #	$3,940,698
2,951,008	Paladin Energy Ltd. * #	3,401,094

		7,341,792

Canada: 18.6%
336,839	Cameco Corp. (USD) †	6,170,890
3,613,715	Denison Mines Corp. * †	3,884,037
1,340,018	Hathor Exploration Ltd. *	5,118,057
2,829,735	Uex Corp. * †	1,575,017
2,276,946	Uranium One, Inc. †	4,523,083

		21,271,084

France: 17.1%
287,813	Areva S.A. * †	9,161,616
359,230	Electricite de France S.A. #	10,418,786

		19,580,402

Japan: 21.4%
1,983,214	IHI Corp. #	4,375,084
204,174	JGC Corp. #	4,996,166
1,444,905	Kajima Corp. † #	4,745,321
2,166,506	Mitsubishi Heavy Industries Ltd. #	9,143,387
133,100	Toshiba Plant Systems & Services Corp. † #	1,320,167

		24,580,125

South Africa: 0.6%
3,314,776	First Uranium Corp. (CAD) * †	699,823

United States: 31.4%
162,557	Central Vermont Public Service Corp.	5,723,632
163,452	Constellation Energy Group, Inc.	6,220,983
1,237,141	EnergySolutions, Inc.	4,367,108
219,941	Exelon Corp.	9,371,686
1,011,135	Uranium Energy Corp. * †	2,770,510
1,303,311	Uranium Resources Inc. * †	888,206
255,157	US Ecology, Inc.	3,947,279
1,699,762	USEC, Inc. * †	2,736,617

		36,026,021

Total Common Stocks (Cost: $157,737,072)		109,499,247

CLOSED-END FUND: 4.4% (Cost: $6,485,067)
930,445	Uranium Participation Corp. *	5,062,735

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $164,222,139)		114,561,982

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 24.2%
258,247	Bank of New York Institutional Cash Reserve Series B (a) #	61,011
27,619,170	Bank of New York Overnight Government Fund	27,619,170

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $27,877,417)		27,680,181

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	145,586

Total Investments: 124.2% (Cost: $192,099,556)		142,387,749
Liabilities in excess of other assets: (24.2)%		(27,763,216)

NET ASSETS: 100.0%		$114,624,533

CAD	Canadian Dollar
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,130,592.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $42,547,300 which represents 37.1% of net assets.

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	4.1%	$4,745,321

Electric - Integrated	27.7	31,735,087

Energy - Alternate Sources	8.0	9,161,616

Engineering / R&D Services	5.5	6,316,333

Hazardous Waste Disposal	7.3	8,314,387

Machinery - General Industry	11.8	13,518,471

Metal - Diversified	0.6	699,823

Non-Ferrous Metals	30.6	35,008,209

Closed-End Fund	4.4	5,062,735

	100.0%	$114,561,982

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$—	$7,341,792	$—	$7,341,792

Canada	21,271,084	—	—	21,271,084

France	9,161,616	10,418,786	—	19,580,402

Japan	—	24,580,125	—	24,580,125

South Africa	699,823	—	—	699,823

United States	36,026,021	—	—	36,026,021

Closed-End Fund	5,062,735	—	—	5,062,735

Money Market Funds	27,619,170	61,011	—	27,680,181

Capital Support Agreement	—	—	145,586	145,586

Total	$99,840,449	$42,401,714	$145,586	$142,387,749

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$108,946
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	36,640
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of 9/30/11	$145,586

See Notes to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
September 30, 2011 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes – As of September 30, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$5,867,051,174	$40,992,955	$(1,111,760,675)	$(1,070,767,720)
Coal ETF	553,501,603	2,833,990	(209,967,407)	(207,133,417)
Global Alternative Energy ETF	215,533,486	1,943,567	(124,289,092)	(122,345,525)
Gold Miners ETF	9,953,257,532	122,803,162	(860,805,356)	(738,002,194)
Junior Gold Miners ETF	3,205,229,758	49,662,091	(964,364,295)	(914,702,204)
Rare Earth / Strategic Metals ETF	504,645,811	5,836,303	(214,861,194)	(209,024,891)
RVE Hard Assets Producers ETF	209,201,556	5,305,459	(36,681,372)	(31,375,913)
Solar Energy ETF	42,393,462	56,599	(28,089,157)	(28,032,558)
Steel ETF	317,665,890	335,219	(150,418,749)	(150,083,530)
Uranium+Nuclear Energy ETF	240,162,182	7,685,761	(105,460,194)	(97,774,433)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 29, 2011

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2011